UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ];        Amendment Number: ___

     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBO & CO, LLC
Address:  PO BOX 306
          ST. HELENA, CA 94574


Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         JOHN M. OLIVER
Title:        CHIEF COMPLIANCE OFFICER
Phone:        (707) 963-1231

Signature, Place, and Date of Signing:

JOHN M. OLIVER            St Helena, CA          07/20/04
-------------------      ---------------         --------
   [Signature]            [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:            61

Form 13F Information Table Value Total:      $165,722
                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
AS OF 03/31/04
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NAME OF ISSUER                 SYMBOL   CLASS      CUSIP   MARKET VALUE*1000 TOTAL SHARES 03/31/04   PRICE  DISCRETION  VOTING AUTH
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
Abbott Labs                     ABT      com        2824100          $ 3,701        90,800             $ 40.76    sole      none
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Amgen Inc                       AMGN     com       31162100          $   960        17,600             $ 54.57    sole      none
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American International
  Group Inc                     AIG      com       26874107            $ 428         6,000             $ 71.28    sole      none
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Alltel Corp                     AT       com       20039103          $ 4,698        92,818             $ 50.62    sole      none
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American Express Company        AXP      com       25816109            $ 253         4,928             $ 51.38    sole      none
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Bank of America                 BAC      com       60505104          $ 2,318        27,398             $ 84.62    sole      none
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Brown Forman Corporation        BF/B     com      115637209          $ 3,138        65,000             $ 48.27    sole      none
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Bellsouth Corporation           BLS      com       79860102          $ 1,012        38,602             $ 26.22    sole      none
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Bristol-Myers Squibb Co         BMY      com      110122108            $ 405        16,550             $ 24.50    sole      none
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BP P L C                        BP       com       55622104            $ 553        10,332             $ 53.57    sole      none
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BRE Properties Inc              BRE      com      05564E106          $ 2,036        58,584             $ 34.75    sole      none
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Citigroup, Inc.                 C        com      172967101            $ 662        14,233             $ 46.50    sole      none
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Caterpillar Inc                 CAT      com      149123101          $ 1,886        23,740             $ 79.44    sole      none
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Chalone Wine Group              CHLN     com      157639105            $ 326        30,000             $ 10.88    sole      none
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ChevronTexaco Corp              CVX      com      166764100          $ 2,024        21,510             $ 94.11    sole      none
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Dominion Res Inc Va             D        com      25746U109          $ 1,703        27,000             $ 63.08    sole      none
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Deere & Company                 DE       com      244199105            $ 310         4,418             $ 70.14    sole      none
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The Walt Disney Company         DIS      com      254687106          $ 3,450       135,332             $ 25.49    sole      none
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Consolidated Edison Inc         ED       com      209115104            $ 346         8,700             $ 39.76    sole      none
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Equity One, Inc (former IRT)    EQY      com      294752100          $ 2,097       116,000             $ 18.08    sole      none
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Firstenergy Corporation         FE       com      337932107          $ 1,205        32,216             $ 37.41    sole      none
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FNMA                            FNM      com      313586109            $ 767        10,750             $ 71.36    sole      none
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Greater Bay Bancorp             GBBK     com      391648102            $ 204         7,072             $ 28.90    sole      none
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General Electric Company        GE       com      369604103          $ 4,423       136,518             $ 32.40    sole      none
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Hospira                         HSP      com       19139727            $ 240         8,680             $ 27.60    sole      none
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International Business Machines IBM      com      459200101          $ 5,197        58,960             $ 88.15    sole      none
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Johnson & Johnson               JNJ      com      478160104         $ 15,976       286,820             $ 55.70    sole      none
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J P Morgan Chase & Co           JPM      com      46625H100          $ 2,331        60,132             $ 38.77    sole      none
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Kimberly Clark Corp             KMB      com      494368103          $ 1,163        17,648             $ 65.88    sole      none
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Coca-Cola Company               KO       com      191216100          $ 6,277       124,350             $ 50.48    sole      none
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Laboratory Corp Amer Hldgs      LH       com      50540R409          $ 1,433        36,100             $ 39.70    sole      none
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Eli Lilly & Company             LLY      com      532457108          $ 1,971        28,200             $ 69.91    sole      none
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McDonalds Corporation           MCD      com      580135101          $ 1,087        41,800             $ 26.00    sole      none
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Altria                          MO       com      718154107         $ 10,008       199,965             $ 50.05    sole      none
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Merck & Co Inc                  MRK      com      589331107            $ 861        18,130             $ 47.50    sole      none
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Microsoft Corporation           MSFT     com      594918104            $ 316        11,070             $ 28.56    sole      none
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New Plan Excel Realty Inc       NXL      com      648053106            $ 519        22,200             $ 23.36    sole      none
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Oxford Industries Inc           OXM      com      691497309          $ 2,274        52,200             $ 43.56    sole      none
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Pepsico Inc                     PEP      com      713448108          $ 6,245       115,900             $ 53.88    sole      none
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Pfizer Inc                      PFE      com      717081103            $ 456        12,300             $ 54.44    sole      none
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Proctor & Gamble Company        PG       com      742718109            $ 670         6,050            $ 104.88    sole      none
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Progress Energy Inc             PGN      com      743263105          $ 2,590        58,800             $ 44.05    sole      none
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Pan Pacific Retail Properties   PNP      com      69806L104         $ 22,547       446,292             $ 50.52    sole      none
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Providence & Worcester RR Co.   PWX      com      743737108            $ 105        10,000             $ 10.50    sole      none
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Questar                         STR      com      748356102            $ 309         8,000             $ 38.64    sole      none
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RailAmerica Inc                 RRA      com      750753105          $ 7,943       544,047             $ 14.60    sole      none
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SBC Communications Inc          SBC      com      78387G103            $ 324        13,356             $ 24.25    sole      none
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Scana Corp New                  SCG      com      80589M102          $ 2,339        64,300             $ 36.37    sole      none
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Sara Lee Corporation            SLE      com      803111103          $ 3,069       133,492             $ 22.99    sole      none
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Schering Plough                 SGP      com      828806109            $ 558        30,200             $ 18.48    sole      none
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Suntrust Bks Inc                STI      com      867914103            $ 239         3,682             $ 64.99    sole      none
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Price T Rowe Group Inc          TROW     com      74144T108            $ 971        19,275             $ 50.40    sole      none
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Tyco International Limited      TYC      com      902124106            $ 331        10,000             $ 33.14    sole      none
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Unocal Corporation              UCL      com      915289102            $ 636        16,725             $ 38.00    sole      none
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UST Incorporated                UST      com      902911106          $ 1,885        52,350             $ 36.00    sole      none
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Vodafone Group PLC              VOD      com      92857W100            $ 215         9,750             $ 22.10    sole      none
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Verizon Communications          VZ       com      92343V104          $ 1,176        32,487             $ 36.19    sole      none
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WestAmerica Bancorporation      WABC     com      957090103          $ 7,053       134,471             $ 52.45    sole      none
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Weingarten Realty               WRI      com      948741103          $ 2,902        92,762             $ 31.28    sole      none
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Wyeth                           WYE      com      983024100          $ 5,639       155,936             $ 36.16    sole      none
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Exxon Mobil Corp                XOM      com      30231G102          $ 8,960       201,760             $ 44.41    sole      none
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Totals                                                              $165,722


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